Fair value measurement - Schedule of impacts of reasonably possible changes in significant Level 3 assumptions (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Sep. 30, 2025
Financing derivatives | +20 basis point increase in Limited Price Index (LPI) market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Limited Price Index (LPI) market curve	£ (12)	£ (32)
Financing derivatives | -20 basis point decrease in LPI market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in LPI market curve	12	30
Financing derivatives | +20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	24	29
Financing derivatives | -20 basis point decrease between RPI and CPI
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease between RPI and CPI	(23)	(27)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in commodity prices	20	3
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in commodity prices	(20)	(2)
Commodity contract derivatives | +10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% market area price change	13	1
Commodity contract derivatives | -10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% market area price change	(15)	(2)
Other | +100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+100 basis points change in discount rate	(6)	(6)
Other | -100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-100 basis points change in discount rate	7	7
Other | +10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% change in venture capital price	107	26
Other | -10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% change in venture capital price	£ (107)	£ (26)